Leases - Present Value of Minimum Lease Payments Prior Year (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Leases [Abstract]
2019	$ 313
2020	77
2021	80
2022	49
2023	47
Thereafter	1,885
Total	2,451
Less: Imputed interest and executory costs	(1,809)
Total capital lease and finance obligations	642
Less: Current installments	(252)
Capital lease and finance obligations, noncurrent portion	$ 390